Business combinations - Summary of Accounts Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable from acquisition of subsidiaries [Abstract]
Fixed installment—cash	$ 0	$ 1,470
Earn-out—cash	299	2,790
Current	299	4,260
Earn-out—cash	0	2,163
Non-current	0	2,163
Total	$ 299	$ 6,423	$ 4,000